UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
February 27, 2007 to March 26, 2007

Commission File Number of issuing entity: 333-130223-13

Chase Mortgage Finance Trust Series 2007-S2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-130223

Chase Mortgage Finance Corporation
(Exact name of depositor as specified in its charter)

Chase Home Finance LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040
(I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
IA1			X
IA3			X
IA4			X
IA5			X
IA6			X
IA7			X
IA8			X
IA9			X
IIA1			X
AP			X
AR			X
AM			X
M1			X
B1			X
B2			X
B3			X
B4			X
B5			X
IA2			X
IAX			X
IIAX			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒ No ☐

Part I -- DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On March 26, 2007 a distribution was made to holders of Chase Mortgage Finance Trust Series 2007-S2.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II -- OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2007-S2, relating to the March 26, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation
(Depositor)

/s/ Bruce J. Friedman
_________________________________
By: Bruce J. Friedman
Title: Vice President

Date: March 29, 2007

EXHIBIT INDEX

Exhibit Number	Description

EX-99.1	Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2007-S2, relating to the March 26, 2007 distribution.

Chase Mortgage Finance Trust, Series 2007-S2
March 26, 2007

Table of Contents

Distribution Report	2
Factor Report	3
Components Distribution Report	4
Delinquency by Group	8
Delinquency Totals	8
Delinquency Trend Group	9
Bankruptcy Group Report	9
Foreclosure Group Report	9
REO Group Report	10
REO Property Scheduled Balance	10
Prepayment Liquidated Loan Report	10
Realized Loss Group Report	11

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Barbara J. Rios
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6149 / Fax: (713) 483-6627
Email: barbara.rios@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
March 26, 2007

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA1	186,000,000.00	186,000,000.00	852,419.46	925,350.00	1,777,769.46	0.00	0.00	185,147,580.54
IA3	29,152.00	29,152.00	0.00	0.00	0.00	0.00	145.76	29,297.76
IA4	27,000,000.00	27,000,000.00	0.00	135,000.00	135,000.00	0.00	0.00	27,000,000.00
IA5	18,000,000.00	18,000,000.00	0.00	90,000.00	90,000.00	0.00	0.00	18,000,000.00
IA6	50,000,000.00	50,000,000.00	0.00	250,000.00	250,000.00	0.00	0.00	50,000,000.00
IA7	45,972,000.00	45,972,000.00	0.00	229,860.00	229,860.00	0.00	0.00	45,972,000.00
IA8	51,012,000.00	51,012,000.00	0.00	255,060.00	255,060.00	0.00	0.00	51,012,000.00
IA9	53,512,000.00	53,512,000.00	0.00	267,560.00	267,560.00	0.00	0.00	53,512,000.00
IIA1	153,579,914.00	153,579,914.00	950,871.28	703,907.94	1,654,779.22	0.00	0.00	152,629,042.72
AP	560,644.00	560,644.00	648.55	0.00	648.55	0.00	0.00	559,995.45
AR	100.00	100.00	100.00	0.50	100.50	0.00	0.00	0.00
AM	9,151,000.00	9,151,000.00	13,433.83	44,754.78	58,188.61	0.00	0.00	9,137,566.17
M1	7,930,900.00	7,930,900.00	11,642.70	38,787.64	50,430.34	0.00	0.00	7,919,257.30
B1	3,050,300.00	3,050,300.00	4,477.89	14,918.10	19,395.99	0.00	0.00	3,045,822.11
B2	1,525,200.00	1,525,200.00	2,239.02	7,459.29	9,698.31	0.00	0.00	1,522,960.98
B3	1,220,100.00	1,220,100.00	1,791.13	5,967.14	7,758.27	0.00	0.00	1,218,308.87
B4	610,100.00	610,100.00	895.64	2,983.82	3,879.46	0.00	0.00	609,204.36
B5	915,142.91	915,142.91	1,343.45	4,475.69	5,819.14	0.00	0.00	913,799.46
TOTALS	610,068,552.91	610,068,552.91	1,839,862.95	2,976,084.90	4,815,947.85	0.00	145.76	608,228,835.72
IA2	186,000,000.00	186,000,000.00	0.00	4,650.00	4,650.00	0.00	0.00	185,147,580.54
IAX	16,589,702.95	16,589,702.95	0.00	82,948.51	82,948.51	0.00	0.00	16,566,508.14
IIAX	10,975,012.74	10,975,012.74	0.00	50,302.14	50,302.14	0.00	0.00	10,915,885.03

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
March 26, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IA1	16163EAA6	1,000.00000000	4.58290032	4.97500000	9.55790032	995.41709968	5.970000%
IA3	16163EAC2	1,000.00000000	0.00000000	0.00000000	0.00000000	1,005.00000000	6.000000%
IA4	16163EAD0	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA5	16163EAE8	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA6	16163EAF5	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA7	16163EAG3	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA8	16163EAH1	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA9	16163EAJ7	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA1	16163EAL2	1,000.00000000	6.19137787	4.58333334	10.77471120	993.80862214	5.500000%
AP	16163EAU2	1,000.00000000	1.15679469	0.00000000	1.15679469	998.84320531	0.000000%
AR	16163EAV0	1,000.00000000	1,000.00000000	5.00000000	1,005.00000000	0.00000000	6.000000%
AM	16163EAW8	1,000.00000000	1.46801770	4.89069828	6.35871599	998.53198230	5.868838%
M1	16163EAX6	1,000.00000000	1.46801750	4.89069841	6.35871591	998.53198250	5.868838%
B1	16163EAY4	1,000.00000000	1.46801626	4.89069928	6.35871554	998.53198374	5.868838%
B2	16163EAZ1	1,000.00000000	1.46801731	4.89069630	6.35871361	998.53198269	5.868838%
B3	16163EBA5	1,000.00000000	1.46801902	4.89069748	6.35871650	998.53198099	5.868838%
B4	16163EBB3	1,000.00000000	1.46802164	4.89070644	6.35872808	998.53197836	5.868838%
B5	16163EBC1	1,000.00000000	1.46802208	4.89070062	6.35872271	998.53197792	5.868838%
TOTALS		1,000.00000000	3.01582985	4.87827948	7.89410932	996.98440908
IA2	16163EAB4	1,000.00000000	0.00000000	0.02500000	0.02500000	995.41709968	0.030000%
IAX	16163EAK4	1,000.00000000	0.00000000	4.99999971	4.99999971	998.60185501	6.000000%
IIAX	16163EAT5	1,000.00000000	0.00000000	4.58333318	4.58333318	994.61251559	5.500000%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
March 26, 2007

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IIA2	141,350,000.00	141,350,000.00	950,871.28	647,854.17	1,598,725.45	0.00	0.00	140,399,128.72
IIA3	12,229,914.00	12,229,914.00	0.00	56,053.77	56,053.77	0.00	0.00	12,229,914.00

*Please Note: Above Certificates are Exchanged Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
March 26, 2007

Total Scheduled Principal Amount	895,654.42
Group 1 AP Scheduled Principal Amount	438.96
Group 1 Non-PO Scheduled Principal Amount	338,994.43
Group 2 AP Scheduled Principal Amount	193.66
Group 2 Non-PO Scheduled Principal Amount	556,027.37

Total Unscheduled Principal Amounts	944,062.76
Group 1 AP Unscheduled Principal Amount	15.04
Group 1 Non-PO Unscheduled Principal Amount	526,954.33
Group 2 AP Unscheduled Principal Amount	0.89
Group 2 Non-PO Unscheduled Principal Amount	417,092.50

Group 1 One Month CPR	1.397180%
Group 2 One Month CPR	3.093667%

Total Repurchase Proceeds	0.00
Group AP Repurchase Proceeds	0.00
Group 1 Repurchase Proceeds	0.00
Group 2 Repurchase Proceeds	0.00

Total Beginning Principal Balance of Mortgage Loans	610,068,552.94
Group 1 AP Beginning Principal Balance	506,743.44
Group 1 Beginning Principal Balance	450,033,329.08
Group 2 AP Beginning Principal Balance	53,900.59
Group 2 Beginning Principal Balance	160,035,223.86

Total Ending Principal Balance of Mortgage Loans	608,228,835.76
Group 1 AP Ending Principal Balance	506,289.44
Group 1 Ending Principal Balance	449,166,926.32
Group 2 AP Ending Principal Balance	53,706.04
Group 2 Ending Principal Balance	159,061,909.44

Aggregate Amount of Servicer Advances	178,618.71

Aggregate Amount of Recovered Servicer Advances	0.00

Aggregate Number of Outstanding Mortgage Loans	894.00

Aggregate Weighted Average Coupon	6.381472%

Aggregate Weighted Average Remaining Term	311
Total Gross Interest	3,244,279.39
Group 1 Gross Interest	2,426,588.66
Group 2 Gross Interest	817,690.73

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
March 26, 2007

Total Servicing Fees	130,147.96
Group 1 Servicing Fees	96,007.12
Group 2 Servicing Fees	34,140.84

Total Net Liquidation Proceeds	0.00
Group 1 Net Liquidation Proceeds	0.00
Group 2 Net Liquidation Proceeds	0.00
Current Period Aggregate Realized Losses	0.00
Current Period Group 1 Realized Losses	0.00
Current Period Group 2 Realized Losses	0.00

Cumulative Realized Losses	0.00
Cumulative Group 1 Realized Losses	0.00
Cumulative Group 2 Realized Losses	0.00

Fraud Loss Amount	18,302,057.00
Bankruptcy Loss Amount	156,880.00
Special Hazard Loss Amount	6,100,686.00

Class A Principal Balance	585,665,810.00
Class AP Principal Balance	560,644.00
Class A Group 1 Principal Balance	431,525,252.00
Class A Group 2 Principal Balance	153,579,914.00
Class AM Principal Balance	9,151,000.00
Class M1 Principal Balance	7,930,900.00
Class B Principal Balance	7,320,842.91

Class A Percentage	96.000000%
Class AP Percentage	0.091899%
Non-PO Class A Group 1 Percentage	95.995491%
Non-PO Class A Group 2 Percentage	95.998652%
Class AM Percentage	1.499995%
Class M1 Percentage	1.300001%
Class B Percentage	1.200003%

Class A Group 1 Prepayment Percentage	100.0000%
Class A Group 2 Prepayment Percentage	100.0000%

Original Credit Support AM	2.50%
Original Credit Support M1	1.20%
Original Credit Support B1	0.70%
Original Credit Support B2	0.45%
Original Credit Support B3	0.25%
Original Credit Support B4	0.15%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
March 26, 2007

Current Credit Support AM	2.50%
Current Credit Support M1	1.20%
Current Credit Support B1	0.70%
Current Credit Support B2	0.45%
Current Credit Support B3	0.25%
Current Credit Support B4	0.15%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
March 26, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency

Delinquency by Group
Group 1
Category	Number	Principal Balance	Percentage
1 Month	0	0.00	0
2 Month	0	0.00	0
3 Month	0	0.00	0
Total	0	0.00	0

Delinquency by Group
Group 2
Category	Number	Principal Balance	Percentage
1 Month	0	0.00	0
2 Month	0	0.00	0
3 Month	0	0.00	0
Total	0	0.00	0

Delinquency Totals
Group Totals
Category	Number	Principal Balance	Percentage
1 Month	0	0.00	0
2 Month	0	0.00	0
3 Month	0	0.00	0
Total	0	0.00	0

Copyright 2007 Bank of New York & Co. All rights reserved.

Page 9 of 12

Chase Mortgage Finance Trust, Series 2007-S2

March 26, 2007

Number of Delinquent Loans - Monthly Trend
1 Month
2 Month
3 Month
Number of Loans
1
1
1
1
1
1
0
0
0
0
0
3/26/2007

Principal Balance of Delinquent Loans - Monthly Trend
1 Month
2 Month
3 Month
Principal Balance
1
1
1
1
1
1
0
0
0
0
0
3/26/2007

The BANK of NEW YORK

Chase Mortgage Finance Trust, Series 2007-S2
March 26, 2007

Number and Aggregate Principal Amounts of REO Loans

REO Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
2	0	0.00	0.00%
Total	0	0.00	0.00%

REO Property Scheduled Balance
Group Number	Loan Number	REO Date	Schedule Principal Balance
			0.00
Total			0.00

Prepayment Liquidated Loan Report
Group Number	Loan Number	Date	Penalties	Premiums	Prepayment Amount	Current Note Rate	Original Stated Term	Original LTV Ratio (%)	Loan Origination Date
			0.00	0.00	0.00	.0	0.00	0.00
Total			0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
March 26, 2007

Realized Loss Group Report
Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	449,166,926.32	0.00	0.00
2	0.00	0.00	159,061,909.44	0.00	0.00
TOTAL	0.00	0.00	608,228,835.76	0.00	0.00

Aggregate Outstanding Interest Shortfalls
Class IA1 Shortfall	0.00
Class IA2 Shortfall	0.00
Class IA3 Shortfall	0.00
Class IA4 Shortfall	0.00
Class IA5 Shortfall	0.00
Class IA6 Shortfall	0.00
Class IA7 Shortfall	0.00
Class IA8 Shortfall	0.00
Class IA9 Shortfall	0.00
Class IIA1 Shortfall	0.00
Class IIA2 Shortfall	0.00
Class IIA3 Shortfall	0.00
Class AR Shortfall	0.00
Class IAX Shortfall	0.00
Class IIAX Shortfall	0.00
Class AM Shortfall	0.00
Class M1 Shortfall	0.00
Class B1 Shortfall	0.00
Class B2 Shortfall	0.00
Class B3 Shortfall	0.00
Class B4 Shortfall	0.00
Class B5 Shortfall	0.00

Compensating Interest Shortfalls

Total Compensating Interest Shortfall	0.00
Compensating Interest Shortfall IA1	0.00
Compensating Interest Shortfall IA2	0.00
Compensating Interest Shortfall IA3	0.00
Compensating Interest Shortfall IA4	0.00
Compensating Interest Shortfall IA5	0.00
Compensating Interest Shortfall IA6	0.00
Compensating Interest Shortfall IA7	0.00
Compensating Interest Shortfall IA8	0.00
Compensating Interest Shortfall IA9	0.00
Compensating Interest Shortfall IIA1	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
March 26, 2007

Compensating Interest Shortfall IIA2	0.00
Compensating Interest Shortfall IIA3	0.00
Compensating Interest Shortfall AR	0.00
Compensating Interest Shortfall IAX	0.00
Compensating Interest Shortfall IIAX	0.00
Compensating Interest Shortfall AM	0.00
Compensating Interest Shortfall M1	0.00
Compensating Interest Shortfall B1	0.00
Compensating Interest Shortfall B2	0.00
Compensating Interest Shortfall B3	0.00
Compensating Interest Shortfall B4	0.00
Compensating Interest Shortfall B5	0.00
Relief Act Shortfalls

Total Relief Act	0.00

Relief Act Reduction IA1	0.00
Relief Act Reduction IA2	0.00
Relief Act Reduction IA3	0.00
Relief Act Reduction IA4	0.00
Relief Act Reduction IA5	0.00
Relief Act Reduction IA6	0.00
Relief Act Reduction IA7	0.00
Relief Act Reduction IA8	0.00
Relief Act Reduction IA9	0.00
Relief Act Reduction IIA1	0.00
Relief Act Reduction IIA2	0.00
Relief Act Reduction IIA3	0.00
Relief Act Reduction AR	0.00
Relief Act Reduction IAX	0.00
Relief Act Reduction IIAX	0.00
Relief Act Reduction AM	0.00
Relief Act Reduction M1	0.00
Relief Act Reduction B1	0.00
Relief Act Reduction B2	0.00
Relief Act Reduction B3	0.00
Relief Act Reduction B4	0.00
Relief Act Reduction B5	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.